UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:     March 31, 2010

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):      [  ] is a restatement.
                                       [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Berkowitz Capital & Co., LLC
Address:     909 Third Avenue
             New York, New York 10022

Form 13F File Number: 28-06619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Berkowitz
Title:   Managing Member
Phone:   (212) 940-0700

       Signature                       Place                  Date of Signing
/s/ Jeffrey L. Berkowitz               New York, NY            May 17, 2010


Report Type (Check only one.):

[ X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[    ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

                                Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        50

Form 13F Information Table Value Total:        $59,141
                                             (thousands)



List of Other Included Managers:

None

                                                                   AMOUNT & TYPE OF SECURITY                VOTING AUTHORITY
                                                                   -------------------------                ----------------
                                                                   SHRS
                                TITLE OF                  VALUE    OR PRN   SH/ PUT/  INVESTMENT  OTHER
NAME OF ISSUER                  CLASS          CUSIP      (X1000)  AMOUNT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
3M COMPANY                      COM              88579Y101   1,254    15,000 SH           SOLE                15,000
-----------------------------------------------------------------------------------------------------------------------------------
ADOBE SYSTEMS INC               COM              00724F101   7,428   210,000 SH           SOLE               210,000
-----------------------------------------------------------------------------------------------------------------------------------
APPLE INC                       COM              037833100   3,408    14,500 SH           SOLE                14,500
-----------------------------------------------------------------------------------------------------------------------------------
ATHEROS COMMUNICATIONS INC      COM              04743P108      76    40,000     PUT
-----------------------------------------------------------------------------------------------------------------------------------
BUCYRUS INTL INC NEW            COM              118759109   1,155    17,500 SH           SOLE                17,500
-----------------------------------------------------------------------------------------------------------------------------------
CHICAGO BRIDGE & IRON CO N V    N Y REGISTRY SH  167250109   2,210    95,000 SH           SOLE                95,000
-----------------------------------------------------------------------------------------------------------------------------------
CITRIX SYSTEMS                  COM              177376100      10    30,000     PUT
-----------------------------------------------------------------------------------------------------------------------------------
CITRIX SYSTEMS                  COM              177376100     280   100,000     PUT
-----------------------------------------------------------------------------------------------------------------------------------
CLIFFS NATURAL RESOURCES INC    COM              18683K101     116    35,000     CALL
-----------------------------------------------------------------------------------------------------------------------------------
COMMSCOPE INC                   COM              203372107   3,503   125,000 SH           SOLE               125,000
-----------------------------------------------------------------------------------------------------------------------------------
COMMVAULT SYSTEMS INC           COM              204166102   1,388    65,000 SH           SOLE                65,000
-----------------------------------------------------------------------------------------------------------------------------------
COMMVAULT SYSTEMS INC           COM              204166102     109    70,000     CALL
-----------------------------------------------------------------------------------------------------------------------------------
DELL INC                        COM              24702R101   1,502   100,000 SH           SOLE               100,000
-----------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE BANK AG                NAMEN AKT        D18190898      41    30,000     PUT
-----------------------------------------------------------------------------------------------------------------------------------
EBAY INC                        COM              278642103      85    40,000     PUT
-----------------------------------------------------------------------------------------------------------------------------------
F5 NETWORKS INC                 COM              315616102   1,849    30,000 SH           SOLE                30,000
-----------------------------------------------------------------------------------------------------------------------------------
FORD MOTOR CO DEL               COM PAR $0.01    345370860   3,771   300,000 SH           SOLE               300,000
-----------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER & GO    COM              35671D857      50    15,000     PUT
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC         COM              38141G104   2,133    12,500 SH           SOLE                12,500
-----------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                      CL A             38259P508   2,836     5,000 SH           SOLE                 5,000
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX                MSCI EMERG MKT   464287234      71   105,000     PUT
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX                RUSSELL 2000     464287655      80    70,000     PUT
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX                RUSSELL 2000     464287655     202   120,000     PUT
-----------------------------------------------------------------------------------------------------------------------------------
JDS UNIPHASE CORPORATION        COM PAR $0.001   46612J507     501    40,000 SH           SOLE                40,000
-----------------------------------------------------------------------------------------------------------------------------------
JOY GLOBAL INC                  COM              481165108   3,395    60,000 SH           SOLE                60,000
-----------------------------------------------------------------------------------------------------------------------------------
JOY GLOBAL INC                  COM              481165108      26    55,000     CALL
-----------------------------------------------------------------------------------------------------------------------------------
MARVELL TECHNOLOGIES GROUP      ORD              G5876H105   2,655   130,000 SH           SOLE               130,000
-----------------------------------------------------------------------------------------------------------------------------------
MEMC ELECTRONIC                 COM              552715104     101    30,000     CALL
-----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                  COM              594918104   7,175   245,000 SH           SOLE               245,000
-----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                  COM              594918104      28   125,000     CALL
-----------------------------------------------------------------------------------------------------------------------------------
PALM INC                        COM              696643105       1    20,000     CALL
-----------------------------------------------------------------------------------------------------------------------------------
PALM INC                        COM              696643105       1    50,000     CALL
-----------------------------------------------------------------------------------------------------------------------------------
PALM INC                        COM              696643105       0    30,000     CALL
-----------------------------------------------------------------------------------------------------------------------------------
SALESFORCE COM INC              COM              79466L302   1,638    22,000 SH           SOLE                22,000
-----------------------------------------------------------------------------------------------------------------------------------
SAP AG                          SPON ADR         803054204      50    20,000     CALL
-----------------------------------------------------------------------------------------------------------------------------------
SAP AG                          SPON ADR         803054204      33    35,000     CALL
-----------------------------------------------------------------------------------------------------------------------------------
SAP AG                          SPON ADR         803054204     963    20,000 SH           SOLE                20,000
-----------------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500 ETF TR             UNIT SER 1 S&P   78462F103      42    45,000     PUT
-----------------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500 ETF TR             UNIT SER 1 S&P   78462F104     180   140,000     PUT
-----------------------------------------------------------------------------------------------------------------------------------
SPDR SERIES TRUST               S&P METALS MNG   78464A755     116    37,500     PUT
-----------------------------------------------------------------------------------------------------------------------------------
SPDR SERIES TRUST               S&P RETAIL ETF   78464A714     100   160,000     PUT
-----------------------------------------------------------------------------------------------------------------------------------
SPDR SERIES TRUST               S&P RETAIL ETF   78464A714      45    40,000     PUT
-----------------------------------------------------------------------------------------------------------------------------------
TELLABS INC                     COM              879664100   2,044   270,000 SH           SOLE               270,000
-----------------------------------------------------------------------------------------------------------------------------------
UNITED PARCEL SERVICE INC       CL B             911312106     966    15,000 SH           SOLE                15,000
-----------------------------------------------------------------------------------------------------------------------------------
UNITED STATES STL CORP NEW      COM              912909108     117    70,000     CALL
-----------------------------------------------------------------------------------------------------------------------------------
UNITED STATES STL CORP NEW      COM              912909109   1,588    25,000 SH           SOLE                25,000
-----------------------------------------------------------------------------------------------------------------------------------
WAL-MART STORES                 COM              931142103      20    50,000     PUT
-----------------------------------------------------------------------------------------------------------------------------------
WAL-MART STORES                 COM              931142104      41    20,000     PUT
-----------------------------------------------------------------------------------------------------------------------------------
WYNN RESORTS LTD                COM              983134107      43    20,000     PUT
-----------------------------------------------------------------------------------------------------------------------------------
YAHOO INC                       COM              984332106   3,719   225,000 SH           SOLE               225,000
-----------------------------------------------------------------------------------------------------------------------------------